LICENSING AGREEMENTS (Details Narrative 2) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Patients expected to be enrolled for a Phase I clinical trial (percentage)	50.00%
Milestone payments	$ 900,000
License issue fee	10,000
License maintenance fee, first three years (per annum)	10,000
License maintenance fee, thereafter (per annum)	20,000
Earned royalty (percentage)	2.00%
License fee and reimbursed patent defense costs	7,900	46,200
Dosing of 50% patients Phase I
Milestone payments	25,000
Filing IND for 2nd Indication
Milestone payments	25,000
Dosing of first patient in Phase II Clinical Trials
Milestone payments	100,000
Dosing 40th patient Phase II Clinical Trials
Milestone payments	150,000
Dosing of first patient Phase II and 2nd Indication
Milestone payments	250,000
Dosing of first patient Phase III and 1st Indication
Milestone payments	600,000
Dosing of first patient Phase III and 2nd Indication
Milestone payments	600,000
Receipt of US Regulatory Approval
Milestone payments	$ 1,000,000